Commitments and Contingencies	9 Months Ended
Aug. 31, 2011
Notes to Financial Statements
Commitments and Contingencies

NOTE 10 - COMMITMENTS AND CONTINGENCIES

On February 1, 2010, the Company entered into agreements with three directors of the Company for consulting services to the Company at $4,000 per month each for a period of one year ($144,000 total). The agreements were terminated on June 30, 2011.

On February 1, 2010, the Company entered into consulting agreements with two individuals for consulting services to the Castle Peak joint venture which provided for payments totaling $156,000 over the one year term of the agreements. As the Castle Peak joint venture did not materialize, the agreements are void and the Company is no longer liable to pay for the consulting services.

On March 15, 2010, we received notice that our joint venture agreement with Castle Peak Mining Ltd. (“Castle Peak”) had been terminated. The agreement with Castle Peak concerned certain mining concessions in Ghana, West Africa and contained various obligations of the Company to provide phased financing for exploration and development of these concessions. The joint venture agreement also provided for the issuance of 322,000 restricted shares of common stock (which were not issued). The joint venture agreement was to be approved by the Ghana Government Minerals Commission, which did not occur.

On November 28, 2010, the Company executed a Joint Venture Agreement with St. Watson Mining Company Mali SARL (a Mali corporation) (“SWMCM”) and St. Watson Mining Company Ltd. (a Sierra Leona limited company) (“SWMC”). The agreement provides for SWMCM to contribute a certain gold mining dredge and a mining concession located in Mali, West Africa to the Joint Venture and for SWMC to contribute two mining concessions located in Sierra Leone, West Africa to the Joint Venture. The Company is to contribute a total of $400,000 cash to the Joint Venture within 120 days of the agreement and to issue a total of 10,000,000 shares of the Company common stock to the two SWMCM stockholders (Through May 31, 2011, the Company paid a total of $129,000 relating to this commitment. On March 5, 2011 the Company issued the 10,000,000 shares of common stock to the two SWMCM stockholders). The Company was to have a 50% equity interest in the Joint Venture. On July 25, 2011, the Company received a notice of termination of the Joint Venture from SWMCM and SWMC alleging the breach of certain provisions of the agreement. The Company disputes the allegations made in the notice.

On April 21, 2011, we formed a new joint venture company, Alto Cascade Resources, LLC, a Utah limited liability company ("ACR"). The Company owns 51% of the membership units of ACR and Douglas G. McFarland owns 49% of the membership units of ACR.. ACR was formed for the purpose of developing and exploring the Mt. Baker Mining District, Whatcom County, Washington. ACR has filed 30 Lode Mining Claims with the Bureau of Land Management, Oregon State Office and intends to explore and develop these claims.

On April 26, 2011, we terminated our Joint Venture Agreement with American Enviro-medial LLC, a California limited liability company ("AEM"). AEM owned the Horse Shoe Bar mining and mineral lease on the Middle Fork of the American River in California (the “Mineral Lease”). The Company and AEM formed Alto Horse Shoe Bar Mining LLC (the “Joint Venture Company”) to operate and manage the joint venture. Unfortunately, the Mineral Lease has been revoked and the Joint Venture has been terminated. The Company has no further obligations to the Joint Venture Company or to AEM.